UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img30374ce81.jpg]

American Funds Tax-Exempt Fund of New York®

Investment portfolio

October 31, 2018

unaudited

Bonds, notes & other debt instruments 91.76% New York 89.47% State issuers 46.21%	Principal amount (000)	Value (000)
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2026	$500	$556
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	244
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	500	546
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,592
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2030	300	338
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2035	840	930
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	524
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	551
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,089
Dormitory Auth., Fordham University Rev. Bonds, Series 2017, 4.00% 2034	885	913
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	500	552
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,095
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	272
Dormitory Auth., Income Tax Rev. Bonds, Series 2017-B, 5.00% 2042	1,130	1,250
Dormitory Auth., Memorial Sloan-Kettering Cancer Center Rev. Bonds, Series 2017-1, 5.00% 2027	750	890
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	982
Dormitory Auth., Montefiore Obligated Group Bonds, Series 2018-A, 5.00% 2031	1,000	1,117
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,042
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	526
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	528
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,102
Dormitory Auth., New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	551
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,147
Dormitory Auth., New York University Rev. Bonds, Series 2018-A, 5.00% 2032	500	576
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,606
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,064
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2014, 5.00% 2022	200	218
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2014, 5.00% 2034	1,000	1,092
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	443
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,004
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20321	600	647
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20401	1,000	1,059
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 20311	1,000	1,089
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	27
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	513
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,101
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2032	1,000	1,126
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,193

American Funds Tax-Exempt Fund of New York — Page 1 of 10

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	$750	$829
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	831
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,133
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	1,000	1,117
Dormitory Auth., State University of New York Dormitory Facs., Lease Rev. Bonds, Series 2010-A, 5.00% 2035	1,000	1,043
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	854
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	566
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	1,000	1,077
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2017, 5.00% 2038	500	528
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, AMT, 2.375% 2026 (put 2020)	300	299
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, AMT, 3.00% 2032 (put 2025)	1,000	989
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	1,991
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)1,2	500	449
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)1	500	499
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	750	708
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,188
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20341	1,250	1,291
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20401	350	361
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 20441	375	432
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,596
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,559
Long Island Power Auth., Electric System General Rev. Bonds, Series 2008-A, 6.00% 2033 (preref. 2019)	1,000	1,021
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	535
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,339
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	820
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.329% 2033 (put 2023)3	1,500	1,497
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,111
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	1,500	1,637
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	559
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.60% 20203	2,000	2,027
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	500	512
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	500	526
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2056	750	789
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031 (preref. 2022)	1,000	1,110
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	270
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.18% 2039 (put 2020)3	500	501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	1,915
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	317
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	1,000	1,011
Metropolitan Transportation Auth., Transportation Rev. Green Bonds (Climate Bond Certified), Series 2017-A-1, 5.00% 2027	700	804
Metropolitan Transportation Auth., Transportation Rev. Green Bonds (Climate Bond Certified), Series 2017-A-1, 5.25% 2057	750	821

American Funds Tax-Exempt Fund of New York — Page 2 of 10

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.236% 2032 (put 2021)3	$600	$603
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,017
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	860
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	310	316
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	370	375
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	490	497
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,600	1,654
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	770	787
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	275	281
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	975	996
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	645	667
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	600	624
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	30	31
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	395	394
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	805	817
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,645	1,707
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	85	86
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,056
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,110
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,054
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	533
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	535
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,031
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,611
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,109
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	254
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	272
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	280	293
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,066
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	528
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,042
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	527
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	487
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	1,500	1,647
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	795	852
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,125	1,164
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	520
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,582
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	540

American Funds Tax-Exempt Fund of New York — Page 3 of 10

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	$650	$772
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,113
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,679
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,736
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,121
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,013
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	843
		109,359
City, county & other issuers 43.26%
City of Albany, Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 2032	400	443
City of Albany, Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038 (preref. 2020)	1,000	1,081
Town of Amherst, Dev. Corp. Fac. Rev. Bonds (Daemen College Projects), Series 2018, 5.00% 2023	540	583
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	500	569
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	1,600	1,760
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2024	275	307
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,103
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	539
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,492
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	513
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	488
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	536
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	558
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,043
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), Series 2015, 5.00% 2040	500	536
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20251	450	483
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20351	950	1,001
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,745
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	534
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	533
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,062
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	474

American Funds Tax-Exempt Fund of New York — Page 4 of 10

unaudited

Bonds, notes & other debt instruments New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	$500	$537
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	873
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 2055 (5.62% on 1/1/2024)2	500	409
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	853
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	846
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	519
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	876
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	675
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,120
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,113
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	435	466
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	565	611
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	955	1,011
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047 (preref. 2021)	45	48
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	250	230
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2047	500	452
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 2037	1,000	1,066
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	468
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	413
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,375
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,138
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	564
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	1,989
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,000	1,124
County of Nassau, Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	522
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 2035	1,000	972
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 2046	705	684
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2045	250	263
New York City G.O. Bonds, Fiscal 2015, Series C, 5.00% 2033	1,000	1,105
New York City G.O. Bonds, Fiscal 2016, Series A, 5.00% 2026	1,000	1,144
New York City G.O. Bonds, Fiscal 2016, Series C, 5.00% 2031	1,000	1,122
New York City G.O. Bonds, Fiscal 2017, Series A-1, 5.00% 2034	1,000	1,117
New York City G.O. Bonds, Fiscal 2018, Series A, 5.00% 2027	1,500	1,752
New York City G.O. Bonds, Fiscal 2018, Series C, 5.00% 2031	1,000	1,143
New York City G.O. Bonds, Fiscal 2018, Series C, 5.00% 2032	1,720	1,959
New York City G.O. Bonds, Fiscal 2018, Series E-1, 5.00% 2037	500	560
New York City G.O. Bonds, Fiscal 2018, Series F-1, 5.00% 2037	1,000	1,120
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	560
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	518
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	737
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	866

American Funds Tax-Exempt Fund of New York — Page 5 of 10

unaudited

Bonds, notes & other debt instruments New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	$400	$393
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	740
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,636
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	511
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	16
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	263
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-EE, 5.375% 2043	1,000	1,062
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2014-EE, 5.00% 2045	500	542
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	546
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,157
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	750	848
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,377
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	1,000	1,111
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	839
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009, Series S-3, 5.25% 2039	1,000	1,007
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series S-2, 5.00% 2036	590	655
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series S-4A, 5.00% 2037	750	839
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series S-1, 5.00% 2043	1,000	1,107
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series S-3, 5.00% 2036	1,000	1,122
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series C, 5.25% 2025	700	742
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series C, 5.25% 2025 (preref. 2020)	300	318
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series C, 5.00% 2032	1,000	1,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series E-1, 5.00% 2043	1,000	1,098
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series F-1, 5.00% 2039	750	829
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series F-1, 5.00% 2042	1,000	1,103
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series A-3, 4.00% 2042	1,080	1,077
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series C-3, 4.00% 2045	1,000	992
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series A-1, 5.00% 2036	1,500	1,695
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series D, 5.00% 2023	1,000	1,041
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series C, 5.00% 2026	1,000	1,148
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 20421	1,000	976
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 2024	650	645
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	654
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	543

American Funds Tax-Exempt Fund of New York — Page 6 of 10

unaudited

Bonds, notes & other debt instruments New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	$700	$757
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,894
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031 (preref. 2019)	250	255
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,127
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,533
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	850	900
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028 (preref. 2021)	150	161
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,059
County of Suffolk, Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	540	615
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	793
City of Syracuse, Industrial Dev. Agcy., Rev. Ref. Pilot Bonds (Carousel Center Project), Series 2016-A, AMT, 5.00% 2036	650	680
County of Tompkins, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	915	960
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,075
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	834
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	138
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	936
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	107
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,085
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,071
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,224
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,040
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	487
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,027
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	552
		102,368
		211,727
Guam 1.13%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	552
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	538
Limited Obligation (Section 30) Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	538
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	500	522
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	262
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	264
		2,676

American Funds Tax-Exempt Fund of New York — Page 7 of 10

unaudited

Bonds, notes & other debt instruments Puerto Rico 1.16%	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	$265	$273
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	687
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	200	206
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	758
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	250	243
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	250	257
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	336
		2,760
Total bonds, notes & other debt instruments (cost: $217,944,000)		217,163
Short-term securities 6.83%
Dormitory Auth., IAM Commercial Paper, Series 2002-C, 1.45% 11/5/2018	4,300	4,300
Dormitory Auth., IAM Commercial Paper, Series 2002-C, 1.64% 12/5/2018	1,000	1,000
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 1.68% 20313	1,510	1,510
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 2.15% 2030 (put 2019)4	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,522
New York City G.O. Bonds, Fiscal 2008, Series L-5, 1.70% 20353	500	500
New York City G.O. Bonds, Fiscal 2013, Series A-2, 1.70% 20383	2,650	2,650
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds, Series 2008-A, 1.61% 20483	2,000	2,000
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.69% 20333	1,670	1,670
Total short-term securities (cost: $16,157,000)		16,152
Total investment securities 98.59% (cost: $234,101,000)		233,315
Other assets less liabilities 1.41%		3,339
Net assets 100.00%		$236,654

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,287,000, which represented 3.50% of the net assets of the fund.
2	Step bond; coupon rate may change at a later date.
3	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
4	For short-term securities, the mandatory put date is considered to be the maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Tax-Exempt Fund of New York — Page 8 of 10

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2018, all of the fund’s investments were classified as Level 2.

American Funds Tax-Exempt Fund of New York — Page 9 of 10

unaudited

Key to abbreviations and symbol
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	LIBOR = London Interbank Offered Rate
Auth. = Authority	LOC = Letter of Credit
Certs. of Part. = Certificates of Participation	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2018 Capital Group. All rights reserved.

MFGEFPX-041-1218O-S66146	American Funds Tax-Exempt Fund of New York — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 28, 2018